Shareholders' Equity (Narrative) (Details)	0 Months Ended	12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	May 14, 2008 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2009 EUR (€)	May 15, 2012 M	Dec. 31, 2012 Financing Preferred Shares [Member] EUR (€)	Sep. 30, 2010 Lehman Brothers [Member] USD ($)	Sep. 15, 2008 Lehman Brothers [Member]	Dec. 31, 2012 Lehman Brothers [Member]	May 15, 2013 Subsequent Event [Member]
Schedule of Capitalization [Line Items]
Common shares, authorized (in shares)		110,000,000	110,000,000
Common shares, par value (in euro per share)		€ 0.04	€ 0.04
Preferred shares, authorized (in shares)		118,000	118,000			8,000
Preferred shares, par value (in euro per share)		€ 40	€ 40			€ 40
Common shares, outstanding (in shares)		63,095,986	55,377,020
Preferred shares, outstanding		0				0
Voting rights per share		one vote per €0.04 par value
Preferred dividend paid-up amount				€ 5
Preferred shares, issued (in shares)	21,985	0	0
Amount paid-up for issuance of preferred stock	220,000
Amount paid-up for issuance of preferred stock, percent	25.00%
Shares purchased and held which were accounted for as treasury shares								2,552,071
Shortfall in the number of shares held (in shares)							479,279		246,983
Segregated collateral cash account							6,759
Impact on basic earnings per share		€ 0.001
Impact on diluted earnings per share		€ 0.001
Gain on dilution of investments in subsidiaries		€ 7,284	€ 5,266
Number of months to repurchase shares					18
Maximum percentage of share's average closing price					110.00%
Shares bought back under the authorization (in shares)										1,500,000
Purchased and held shares accounted as treasury shares (in shares)		0
Maximum percentage of common shares issued which the company can hold in treasury		10.00%